INVESTMENT IN JOINT VENTURE	12 Months Ended
Dec. 31, 2020
INVESTMENT IN JOINT VENTURE
INVESTMENT IN JOINT VENTURE

9.           INVESTMENT IN JOINT VENTURE

The Company’s Puren joint venture investment is accounted for under the equity method and had the following carrying values:

	December 31,	December 31,
	2020	2019
Investment in joint venture - Puren	$18.3	$18.4
	$18.3	$18.4

There are no publicly quoted market prices for Puren.